Note 7 - Goodwill and Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill, Ending Balance	$ 31,735,000	$ 15,071,000
Finite-Lived Core Deposits, Gross	7,700,000	1,400,000
Amortization of Intangible Assets	372,000	321,000
Core Deposits [Member]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 2,100,000	$ 1,700,000
Finite-Lived Intangible Asset, Useful Life (Year)	10 years